Consolidated Income Statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 13,382	$ 14,264
Interest expense from financial instruments measured at amortized cost	(11,641)	(13,765)
Net interest income from financial instruments measured at fair value through profit or loss and other	2,978	3,096
Net interest income	4,718	3,595
Other net income from financial instruments measured at fair value through profit or loss	7,645	7,346
Fee and commission income	16,824	14,787
Fee and commission expense	(1,514)	(1,302)
Net fee and commission income	15,310	13,485
Other income	271	243
Total revenues	27,943	24,668
Credit loss expense / (release)	191	263
Personnel expenses	14,963	14,008
General and administrative expenses	3,815	4,312
Depreciation, amortization and impairment of non-financial assets	1,540	1,759
Operating expenses	20,319	20,080
Operating profit / (loss) before tax	7,434	4,325
Tax expense / (benefit)	1,568	221
Net profit / (loss)	5,866	4,105
Net profit / (loss) attributable to non-controlling interests	26	18
Net profit / (loss) attributable to shareholders	$ 5,840	$ 4,087
Earnings per share
Basic	$ 1.89	$ 1.29
Diluted	$ 1.81	$ 1.23